Fair value measured of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, at fair value	$ (280)	$ (273)
Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	665	673
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, at fair value	(273)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	661	650
Financial liabilities, at fair value		(1)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	4	23
Financial liabilities, at fair value	(280)	$ (272)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Currency Contracts Derivative [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, at fair value	(273)
Recurring fair value measurement [member] | Marketable Securities [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	622
Recurring fair value measurement [member] | Marketable Securities [Member] | Level 1 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	622
Recurring fair value measurement [member] | Commodity Derivative [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	43
Recurring fair value measurement [member] | Commodity Derivative [Member] | Level 1 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	39
Recurring fair value measurement [member] | Commodity Derivative [Member] | Level 2 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial asset at fair value	4
Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, at fair value	(7)
Recurring fair value measurement [member] | Interest Rate Derivatives [Member] | Level 2 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities, at fair value	$ (7)